Acquisition (Details)						6 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Mar. 01, 2024 CNY (¥)	Mar. 01, 2024 USD ($)	Apr. 10, 2023 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)
Acquisition [Line Items]
Total consideration	¥ 41,721,142	$ 5,860,534	¥ 43,200,000	$ 6,068,268	$ 5,000,000
Intangible assets amortized period						10 years	10 years
Zhejiang Oulong [Member]
Acquisition [Line Items]
Equity interest					100.00%
Total consideration						¥ 40,000	$ 5,619